Capital Management and Risk Policies - Additional information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Statement [Line Items]
Percent limit	3.00%
Closing amount of credit risk	$ 174,337,899
Confidence level used to determine risk adjustment for non-financial risk	99.50%
Percentage of central scenario probability of occurrence	70.00%
Percentage of downside scenario probability of occurrence	15.00%
Percentage of upside scenario probability of occurrence	15.00%
Market risk
Statement [Line Items]
Derivative financial assets held for trading	$ 1,955,114,000
Impact per percentage of negative price variation	$ 19,551,140
Argentine Pesos
Statement [Line Items]
Number of basis points	4.00%
US$
Statement [Line Items]
Number of basis points	2.00%
Fixed Income | Market risk
Statement [Line Items]
Derivative financial assets held for trading	$ 596,859,000
Currency | Market risk
Statement [Line Items]
Derivative financial assets held for trading	$ 1,358,255,000